UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : March 31, 2002
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	April 23, 2002



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 51

Form 13F Information Table Value Total : $267,044








                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2525    48000 SH       SOLE                    48000
Advent Software                COM              007974108    13719   231900 SH       SOLE                   231900
Affymetrix                     COM              00826T108    12879   444400 SH       SOLE                   444400
Agile Software Corp.           COM              00846x105    12436  1027792 SH       SOLE                  1027792
ArthroCare Corp.               COM              043136100     4638   257500 SH       SOLE                   257500
Aspen Technology               COM              045327103     3687   161000 SH       SOLE                   161000
BEA Systems, Inc               COM              073325102     5861   427500 SH       SOLE                   427500
BP Amoco PLC                   COM              055622104     1012    19054 SH       SOLE                    19054
Berkshire Hathaway Class A     COM              084670108     1067       15 SH       SOLE                       15
Berkshire Hathaway Class B     COM              084670207     1355      572 SH       SOLE                      572
Brocade Comm.                  COM              111621108     1661    61500 SH       SOLE                    61500
CNET Networks Inc.             COM              12613R104     7193  1312500 SH       SOLE                  1312500
Ciena Corp                     COM              171779101     5625   625000 SH       SOLE                   625000
Concord EFS                    COM              206197105     4801   144400 SH       SOLE                   144400
Digital Generation             COM              253921100       84    73300 SH       SOLE                    73300
Electronic Arts                COM              285512109    15907   261636 SH       SOLE                   261636
General Electric               COM              369604103     2098    56016 SH       SOLE                    56016
General Mills                  COM              370334104      651    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      171    10000 SH       SOLE                    10000
IBM                            COM              459200101     2456    23616 SH       SOLE                    23616
Inhale Therap. Sys.            COM              457191104     4555   431800 SH       SOLE                   431800
Intel Corp.                    COM              458140100     3144   103392 SH       SOLE                   103392
Intuit                         COM              461202103     3836   100000 SH       SOLE                   100000
JDS uniphase corp.             COM              46612J101     5393   915700 SH       SOLE                   915700
Johnson & Johnson              COM              478160104     1048    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104    10326   818200 SH       SOLE                   818200
Linear Technology              COM              535678106    15698   355002 SH       SOLE                   355002
Magma Design Automation        COM              559181102     4569   234800 SH       SOLE                   234800
Maxim Intgrtd. Prod.           COM              57772K101     3499    62800 SH       SOLE                    62800
Millennium Pharm.              COM              599902103     7550   338400 SH       SOLE                   338400
Minnesota Mining               COM              604059105      230     2000 SH       SOLE                     2000
Molecular Devices              COM              60851C107     7315   402600 SH       SOLE                   402600
Nortel Networks                COM              656568102      858   191057 SH       SOLE                   191057
ONI Systems Corp.              COM              68273F103     2241   363200 SH       SOLE                   363200
PMC-Sierra Inc                 COM              69344F106     4708   289200 SH       SOLE                   289200
Pfizer, Inc.                   COM              717081103     2480    62400 SH       SOLE                    62400
ProBusiness                    COM              742674104     9269   429700 SH       SOLE                   429700
Rouse Co.                      COM              779273101      325    10500 SH       SOLE                    10500
Royal Dutch Petrol             COM              780257804      217     4000 SH       SOLE                     4000
Schering-Plough                COM              806605101     1978    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      471     8000 SH       SOLE                     8000
SeeBeyond Technology           COM              815704101     3202   418600 SH       SOLE                   418600
Siebel                         COM              826170102    20094   616200 SH       SOLE                   616200
Target CP                      COM              239753106     1744    40440 SH       SOLE                    40440
Tularik, Inc.                  COM              899165104     3793   230700 SH       SOLE                   230700
Vertex Pharm.                  COM              92532F100    11465   411520 SH       SOLE                   411520
Vignette Corp.                 COM              926734104     7233  2102500 SH       SOLE                  2102500
Vitesse Semi.                  COM              928497106     7776   793500 SH       SOLE                   793500
Webmethods                     COM              94768c108     5589   324400 SH       SOLE                   324400
Yahoo                          COM              984332106    11041   597800 SH       SOLE                   597800
i2 Technologies, Inc           COM              465754109     5572  1101200 SH       SOLE                  1101200